INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of components of income tax provision

	December 31, 2021
	2021	2020
Current taxes
Federal	$909,530	$—
State	357,168	16,679
Deferred taxes
Federal	(212,000)	258,000
State	—	13,722
Provision for income taxes	$1,054,698	$288,401

Schedule of reconciliation of income tax provision

	2021	2020
Rate reconciliation:
Tax expense at U.S.statutory rate	$1,017,417	$716,966
Change in valuation allowance	—	(446,000)
Provision-to-return reconciliation	(14,743)	21,657
Other	(1,976)	(4,222)
Income tax provision	$1,054,698	$288,401

Schedule of components of deferred tax assets and liabilities

	December 31, 2021
	2021	2020
Deferred tax components
Unrealized (gain) loss on marketable securities	$(46,552)	$(488,419)
Depreciation	2,458	3,002
Net operating loss carryforwards	—	180,460
R&D and foreign credits	—	46,957
Other	(906)	—
Net deferred tax asset (liability)	$(45,000)	$(258,000)